Capital Stock - Additional Information (Detail) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended									12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Feb. 29, 2012	Feb. 28, 2011	Mar. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Class A [Member]	Dec. 31, 2012 Class A [Member]	Dec. 31, 2011 Class A [Member]	Dec. 31, 2013 Class A [Member] Non-Management Director [Member]	Dec. 31, 2012 Class A [Member] Non-Management Director [Member]	Dec. 31, 2011 Class A [Member] Non-Management Director [Member]	Dec. 31, 2013 Class A [Member] 2007 Long-Term Incentive Plan [Member]	Dec. 31, 2012 Class A [Member] 2007 Long-Term Incentive Plan [Member]	Dec. 31, 2013 Class B [Member]	Dec. 31, 2012 Class B [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000
Preferred stock, par value	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000							200,000,000								100,000,000
Common stock, par value									$ 0.01								$ 0.01
Voting rights per share									One vote per share								Five votes per share
Maximum percentage of voting power																	49.00%
Common stock, shares issued				4,464,286	17,250,000	9,890,000			71,100,000	71,100,000							12,500,000	12,500,000
Common stock, shares outstanding	83,591,030	83,591,030	61,876,744						71,100,000	71,100,000							12,500,000	12,500,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Common stock dividends per share declared	$ 0.12	$ 0.40	$ 0.83
Common Stock, Conversion Basis	Shares of the Company's Class A common stock are not convertible into any other shares of the Company's capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay Corporation (or any of its affiliates or any successor to Teekay Corporation's business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer.
Common stock conversion feature																	In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay Corporation and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.
Common stock, shares reserved for issuance upon awards to be granted															1,000,000	1,000,000
Common stock, shares granted and delivered to non-management Directors												142,157	82,573	30,596
Share-based compensation expense recorded in general and administrative expenses									$ 400,000	$ 400,000	$ 300,000
Restricted stock units, granted							411,629
Restricted stock units, grant date fair value							1,000,000
Stock based compensation expense	$ 657,000							$ 657,000